FINANCIAL EXPENSES	12 Months Ended
Dec. 31, 2011
FINANCIAL EXPENSES [Abstract]
FINANCIAL EXPENSES	NOTE 5:- FINANCIAL EXPENSES
	Year ended December 31	Year ended December 31
	2011	2010

Financial expenses:

Interest on promissory note	$-	$21,544